ESTIMATION OF FAIR VALUE - Fair value of financial liabilities recognized at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities	$ 278,063,105	$ 274,729,544
Customer deposits [member]
Disclosure of financial liabilities [line items]
Financial liabilities	207,405,238	200,872,177
Financial obligations [member]
Disclosure of financial liabilities [line items]
Financial liabilities	68,671,586	72,823,775
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	276,076,824	273,695,952
Financial liabilities at fair value	274,990,624	273,126,848
Financial liabilities at amortised cost, category [member] | Customer deposits [member]
Disclosure of financial liabilities [line items]
Financial liabilities	207,405,238	200,872,177
Financial liabilities at fair value	207,699,875	201,762,276
Financial liabilities at amortised cost, category [member] | Financial obligations [member]
Disclosure of financial liabilities [line items]
Financial liabilities	68,671,586	72,823,775
Financial liabilities at fair value	$ 67,290,749	$ 71,364,572